Significant accounting policies (Policies)	12 Months Ended
Mar. 30, 2024
Accounting Policies [Abstract]
Revenue recognition
(a)	Revenue recognition:
Sales are recognized at the point of sale when merchandise is picked up by the customer or delivered to a customer. Sales to our wholesale customers are recognized when the Company has agreed to terms with its customers, the contractual rights and payment terms have been identified, the contract has commercial substance, it is probable that consideration will be collected by the Company and when control of the goods has been transferred to the customer. Shipping and handling fees billed to customers are included in net sales.
Revenues for gift certificate sales and store credits are recognized upon redemption. Prior to recognition as a sale, gift certificates are recorded as accounts payable on the balance sheet. Based on historical redemption rates, the Company estimates the portion of outstanding gift certificates (not subject to unclaimed property laws) that will ultimately not be redeemed and records this amount as breakage income. The Company recognizes such breakage income in proportion to redemption rates of the overall population of gift certificates and store credits. Gift certificates and store credits outstanding are subject to unclaimed property laws and are maintained as accounts payable until remitted in accordance with local ordinances.

Sales of consignment merchandise are recognized at such time as the merchandise is sold, and are recorded on a gross basis because the Company is the primary obligor of the transaction, has general latitude on setting the price, has discretion as to the suppliers, is involved in the selection of the product and has inventory loss risk.
Sales are reported net of returns and sales taxes. The Company generally gives its customers the right to return merchandise purchased by them within 10 to 90 days, depending on the product sold and records a provision at the time of sale for the effect of the estimated returns which is determined based on historical experience.
Revenues for repair services are recognized when the service is delivered to and accepted by the customer.

Cost of sales
(b)	Cost of sales:
Cost of sales includes direct inbound freight and duties, direct labor related to repair services, design and creative costs (labor and overhead) inventory shrink, inventory thefts, and boxes (jewelry, watch and giftware). Indirect freight including inter-store transfers, purchasing and receiving costs, distribution costs and warehousing costs are included in selling, general and administrative expenses. Mark down dollars received from vendors are recorded as a reduction of inventory costs to the specific items to which they apply and are recognized in cost of sales once the items are sold.

Cash and cash equivalents
(c)	Cash and cash equivalents:
The Company utilizes a cash management system under which a book cash overdraft may exist in its primary disbursement account. These overdrafts, when applicable, represent uncleared checks in excess of cash balances in the bank account at the end of a reporting period and have been reclassified to accounts payable on the consolidated balance sheets.
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Amounts receivable from credit card issuers are included in cash and cash equivalents and are typically converted to cash within 2 to 4 days of the original sales transaction. These amounts totaled $0.9 million at March 30, 2024 and $0.5 million at March 25, 2023.

Accounts receivable
(d)	Accounts receivable:
Accounts receivable arise primarily from customers’ use of our private label and proprietary credit cards and wholesale sales and are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less expected credit losses. Several installment sales plans are offered to our private label credit card holders and proprietary credit card holders which vary as to repayment terms and finance charges. Finance charges on the Company’s consumer credit receivables, when applicable, accrue at rates ranging from 0% to 9.99% per annum for financing plans. The Company maintains allowances for expected credit losses associated with the accounts receivable recorded on the balance sheet for estimated losses resulting from the inability of its customers to make required payments. The allowance for credit losses is an estimate of expected credit losses, measured on a collective basis over the estimated life of the Company’s customer in-house
receivables and wholesale receivables. In determining expected credit losses, the Company considers historical level of credit losses, current economic trends and reasonable and supportable forecasts that affect the collectability of future cash flows. The Company also incorporates qualitative adjustments for certain factors such as Company specific risks, changes in current economic conditions that may not be captured in the quantitatively derived results, or other relevant factors to ensure the allowance for credit losses reflects the Company’s best estimate of current expected credit losses. Other relevant factors include, but are not limited to, the length of time that the receivables are past due, the Company’s knowledge of the customer, and historical write-off
experiences. Management considered and applied qualitative factors such as the unfavorable macroeconomic conditions caused by the current uncertainty resulting from rising inflation and interest rates, and its potential effects.

The Company classifies a receivable account as past due if a required payment amount has not been received within the allotted time frame (generally 30 days), after which internal collection efforts commence. Once all internal collection efforts have been exhausted and management has reviewed the account, the account is sent for external collection or legal action. Upon the suspension of the accrual of interest, interest income is recognized to the extent cash payments received exceed the balance of the principal amount owed on the account. After all collection efforts have been exhausted, including internal and external collection efforts, an account is written off.
The Company guarantees a portion of its private label credit card sales to its credit card vendor. The Company maintains a liability associated with these outstanding amounts. Similar to the allowance for expected credit losses, the liability related to these guaranteed sales amounts are based on a combination of factors including the length of time the receivables are past due to the Company’s credit card vendor, the Company’s knowledge of the customer, economic and market conditions and historical write-off experiences of similar credits. If the financial conditions of our customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.
The allowance for credit losses includes an estimate for uncollectible principal as well as unpaid interest. Accrued interest is included within the same line item as the respective principal amount of the customer in-house
receivables in the condensed consolidated balance sheets. The accrual of interest is discontinued at the time the receivable is determined to be uncollectible and written-off.
Accrued interest during the fiscal years-ending March 30, 2024 and March 25, 2023 were immaterial.

Inventories
(e)	Inventories:
Finished goods inventories and inventories of raw materials are stated
at the lower of average cost (which includes material, labor and overhead costs) and net realizable value, which is the estimated selling price in the ordinary course of business. The Company records inventory reserves for lower of cost or net realizable value, which includes slow-moving finished goods inventory, damaged goods, and shrink. The cost of inbound freight and duties are included in the carrying value of the inventories.
The reserve for slow-moving finished goods inventories is equal to the difference between the cost of inventories and the estimated selling prices, resulting in the expected gross margin. There is estimation uncertainty in relation to the identification of slow-moving finished goods inventories which are based on certain criteria established by management. The criteria includes consideration of operational decisions by management to discontinue ordering the inventories based on sales trends, market conditions, and the aging of the inventories. Estimation uncertainty also exists in determining the expected selling prices and associated gross margins through normal sales channels, which are based on assumptions about future demand and market conditions for those slow-moving inventories. If actual market conditions are less favorable than those projected by management, additional inventory reserves may be required.
The reserve for inventory shrink is estimated for the period from the last physical inventory date to the end of the reporting period on a store by store basis and at our distribution centers. The shrink rate from the most recent physical inventory, in combination with historical experience, is the basis for providing a shrink reserve.

Property and equipment
(f)	Property and equipment:
Property and equipment are recorded at cost less any impairment charges. Maintenance and repair costs are charged to selling, general and administrative expenses as incurred, while expenditures for major renewals and improvements are capitalized. Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Intangible assets and other assets
(g)	Intangible assets and other assets:
Eligible costs incurred during the development stage of information systems projects are capitalized and amortized over the estimated useful life of the related project and presented as part of intangible assets and other assets on the Company’s balance sheet. Eligible costs include those related to the purchase, development, and installation of the related software. The costs related to the implementation of the ERP system and the
e-commerce
platform are amortized over a period of 5 years.
Intangible assets and other assets also consist of trademarks and tradenames, which are amortized using the straight-line method over a period of 15 to 20 years. The Company had $7.9 million and $7.0 million of net book value related to
intangible assets
and other assets
at March 30, 2024 and March 25, 2023, respectively. The Company had $1.2 million and $1.0 million of accumulated amortization of intangibles at March 30, 2024 and March 25, 2023, respectively.

Leases
(h)	Leases:
The Company accounts for leases in accordance with Topic 842 and recognizes a right-of-use
asset and a corresponding lease liability on the balance sheet for long-term lease agreements. We determine if an arrangement is a lease at inception. The amounts of the Company’s operating lease right-of-use
(“ROU”) assets and current and long-term portion of operating lease liabilities are presented separately on the balance sheet. Finance leases are included in property and equipment and long-term debt on the balance sheet.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments in order to measure its lease liabilities at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives.
The Company leases office, distribution, and retail facilities. Certain retail store leases may require the payment of minimum rentals and contingent rent based on a percentage of sales exceeding a stipulated amount. The Company’s lease agreements expire at various dates through 2034, are subject, in many cases, to renewal options and provide for the payment of taxes, insurance and maintenance. Certain leases contain escalation clauses resulting from the pass
-
through of increases in operating costs, property taxes and the effect on costs from changes in consumer price indices, which are considered as variable costs.

The Company determines its lease payments based on predetermined rent escalations, rent-free
periods and other incentives. The Company recognizes lease expense on a straight-line basis over the related terms of such leases, including any rent-free period and beginning from when the Company takes possession of the leased facility. Variable operating lease expenses, including contingent rent based on a percentage of sales, CAM charges, rent related taxes, mall advertising and adjustments to consumer price indices, are recorded in the period such amounts and adjustments are determined. Lease expense is recorded within selling, general and administrative expenses in the statement of operations.
Lease arrangements occasionally include renewal options. The Company uses judgment when assessing the renewal options in the leases and assesses whether or not it is reasonably certain to exercise these renewal options if they are within the control of the Company. Any renewal options not reasonably certain to be exercised are excluded from the lease term.
The Company monitors for events or changes in circumstances that require a reassessment of one of its leases. ROU assets, as part of the group of assets, are periodically reviewed for impairment. The Company uses the long-lived assets impairment guidance in ASC Subtopic
360-10,
Property, Plant and Equipment, overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

Deferred financing costs
(i)	Deferred financing costs:
The Company amortizes deferred financing costs incurred in connection with its financing agreements using the effective interest method over the term of the related financing. Such deferred costs are presented as a reduction to bank indebtedness and long-term debt in the accompanying consolidated balance sheets.

Warranty accrual
(j)	Warranty accrual:
The Company provides warranties on its Birks branded jewelry for periods extending up to five years
.
The Company accrues a liability based on its historical repair costs for such warranties.

Income taxes
(k)	Income taxes:
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial statement reporting purposes and the bases for income tax purposes, and (b) operating losses and tax credit carryforwards. Deferred income tax assets are evaluated and, if realization is not considered to be more-likely-than-not,
a valuation allowance is provided (see Note 11(a)).

Foreign exchange
(l)	Foreign exchange:
Monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange in effect at the balance sheet date.
Non-monetary
assets and liabilities denominated in foreign currencies are translated at the rates prevailing at the respective transaction dates. Revenue and expenses denominated in foreign currencies are translated at average rates prevailing during the year. Foreign exchange gains (losses) of ($0.2) million, ($1.4) million, and ($0.2) million were recorded in cost of goods sold for the years ended March 30, 2024, March 25, 2023, and March 26, 2022, respectively and $0.2 million, ($0.5) million,
a
n
d
 $0.1 million of gains (losses) on foreign exchange were recorded in interest and other financial costs related to U.S. dollar denominated debts for the years ended March 30, 2024, March 25, 2023, and March 26, 2022, respectively.

Impairment of long-lived assets
(m)	Impairment of long-lived assets:
The Company periodically reviews the estimated useful lives of its depreciable assets and changes in useful lives are made on a prospective basis unless factors indicate the carrying amounts of the assets may not be recoverable and an impairment write-down is necessary. However, the Company will review its long-lived assets for impairment once events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss would be recognized when the estimated undiscounted future cash flows expected to result from the use of an asset and its eventual disposition is less than its carrying value. Measurement of an impairment loss for such long-lived assets would be based on the difference between the carrying value and the fair value of the asset, with fair value being determined based upon discounted cash flows or appraised values, depending on the nature of the asset.
Long-lived
assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company did not record any non-cash
impairment charges of long-lived assets during fiscal 2024, fiscal 2023 and fiscal 2022.

Advertising and marketing costs
(n)	Advertising and marketing costs:
Advertising and marketing costs are generally charged to expense as incurred and are included in selling, general and administrative expenses in the consolidated statements of operations. The Company and its vendors participate in cooperative advertising programs in which the vendors reimburse the Company for a portion of certain specific advertising costs which are netted against advertising expense in selling, general and administrative expenses, and amounted to $0.6 million, $1.1 million, and $1.0 million for each of the years ended March 30, 2024, March 25, 2023, and March 26, 2022, respectively. Advertising and marketing expense, net of vendor cooperative advertising allowances, amounted to $6.8 million, $8.1 million, and $8.8 million, in the years ended March 30, 2024, March 25, 2023, and March 26, 2022, respectively.

Government grants
(o)	Government grants:
The Company recognizes a government grant when there is reasonable assurance that it will comply with the conditions required to qualify for the grant, and that the grant will be received. The Company recognizes government grants as a reduction to the expense that the grant is intended to offset.

Principles of consolidation and equity method of accounting
(p)	Principles of consolidation and equity method of accounting:
The consolidated financial statements include the accounts of Birks Group and its subsidiaries. All intercompany transactions and balances have been eliminated.
The Company consolidates entities in which it has a controlling financial interest based on either the variable interest entity (VIE) or voting interest model. The Company is required to first apply the VIE model to determine whether it holds a variable interest in an entity, and if so, whether the entity is a VIE. If the Company determines it does not hold a variable interest in a VIE, it then applies the voting interest model. Under the voting interest model, the Company consolidates an entity when it holds a majority voting interest in an entity.
The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting.
On April 16, 2021, the Company entered into a joint venture with FWI LLC (“FWI”) to form RMBG Retail Vancouver ULC (“RMBG”) to operate a retail location in Vancouver, British Columbia. The Company originally contributed nominal cash amounts as well as $1.6 million of certain assets in the form of a shareholder advance for 49% equity interest in RMBG, the legal entity comprising the joint venture. Likewise, FWI contributed certain assets in exchange for its 51% equity interest in RMBG, and controls the joint venture from the date of its inception. The Company has significant influence but not control over RMBG and therefore has applied the equity method of accounting to account for its investment in RMBG. The Company has recorded an equity method investment on the consolidated balance sheet and an equity pick-up
on the consolidated statement of operations.
In addition, as of March 30, 2023 and March 26, 2022, the Company had a non-interest bearing shareholder advance in the amount of

$1.8 million

and
$1.5

mi
llion
,
respectively, which is presented in Accounts receivable and other receivables on the consolidated balance sheet. This receivable was fully reimbursed in fiscal 2024. Please refer to note 16 for additional details. The receivable is reimbursed from the actual profits of the business. Dividends are only paid to the shareholders after the repayment of the shareholder’s loans. The Company expects profits will be distributed annually or as approved by the directors at their annual meetings in accordance with their respective shareholdings.

Earnings per common share
(q)	Earnings per common share:
Basic earnings per share (“EPS”) is computed as net earnings divided by the weighted-average number of common shares outstanding for the period. Diluted EPS includes the dilutive effect of the assumed exercise of stock options and warrants except in years where the Company has a net loss.

The following table sets forth the computation of basic and diluted earnings (loss) per common share for the years ended March 30, 2024, March 25, 2023, and March 26, 2022:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands, except per share data)
Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$(4,631)	$(7,432)	$1,287
Denominator:
Weighted-average common shares outstanding	19,058	18,692	18,346
Income (loss) per common share	$(0.24)	$(0.40)	$0.07
Diluted (loss) income per common share computation:
Numerator:
Net income (loss)	$(4,631)	$(7,432)	$1,287
Denominator:
Weighted-average common shares outstanding	19,058	18,692	18,346

Dilutive effect of stock options and warrants	—	—	448

Weighted-average common shares outstanding – diluted	19,058	18,692	18,794
Diluted income (loss) per common share	$(0.24)	$(0.40)	$0.07

(r)
For the year ended March 30, 2024, all Class A voting shares underlying outstanding option awards were excluded from the computation of diluted earnings per share due to the Company reporting a net loss. For the year ended March 25, 2023, all Class A voting shares underlying outstanding option awards were excluded from the computation of diluted earnings per share due to the Company reporting a net loss. For the year ended March 26, 2022, the effect from the assumed exercise of nil Class A
voting shares underlying outstanding option awards
 and

10,932 Class A voting shares underlying outstanding warrants was excluded from the computation of diluted earnings per share due to their antidilutive effect.

Recent Accounting Pronouncements adopted during the year:
(s)	Recent Accounting Pronouncements adopted during the year
There were no new accounting pronouncements adopted during the fiscal year that have a material impact on the Company’s financial position or results of operations.
Recent Accounting Pronouncements not yet adopted:
On March 12, 2020
,
the FASB issued ASU
2020-04
Reference rate reform (Topic 848). On December 21, 2022, the FASB issued an amendment to this reform, ASU
2022-06
Reference rate reform (Topic 848):
Facilitation of the effects of reference rate reform on financial reporting and related amendments
. The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to transactions affected by reference rate reform if certain criteria are met. These transactions include contract modifications, hedging relationships, and sale or transfer of debt securities classified as held-to-maturity.
The ASU was effective starting on March 12, 2020, and is available to be adopted on a prospective basis no later than December 31, 2024, following the amendments of ASU
2022-06.
The Canadian Dollar Offered Rate (CDOR) is a benchmark interest rate referenced in a variety of agreements. The publication of certain CDOR rates were discontinued in May 2021, and the remaining rates are expected to be discontinued on June 30, 2024. The Amended Credit Facility bears interest at a rate of CDOR plus a spread ranging from 1.5% - 2%
depending on the Company’s excess availability levels. The
Amended Term Loan
bears interest at a rate of CDOR plus
7.75%. The
Amended Term Loan also allows for periodic revisions of the annual interest rate to CDOR plus 7.00% or CDOR plus 6.75% depending
on the Company complying with certain financial covenants. On June
26
2024,
the Amended Credit Facility and the Amended Term Loan
were amended to replace CDOR by
the Canadian Overnight Repo Rate Average (“
CORRA
”)
and these amendments are not expected to materially impact the Company’s results. Refer to note 19 - Subsequent events.
On November 27, 2023, the FASB issued ASU
2023-07:
Segment Reporting (Topic 280):
Improvements to reportable segment disclosures
, which enhances segment disclosures and requires additional disclosures of segment expenses. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods thereafter. Early adoption is permitted. Management continues to evaluate the impact of this ASU on the consolidated financial statements.
On December 14, 2023, the FASB issued ASU
2023-09:
Income Taxes (Topic 740):
Improvements to income tax disclosures
, which primarily enhances the annual income tax disclosures for the effective tax rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively however, retrospective application in all prior periods is permitted. Management continues to evaluate the impact of this ASU on the consolidated financial statements.